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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Howard T. Kaminsky
Address:   c/o Columbus Hill Capital Management, L.P.
           830 Morris Turnpike
           Short Hills, NJ, 08831

Form 13F File Number: 028-12246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Newmark*
Title:   Chief Financial Officer
Phone:   973-921-3424

Signature, Place, and Date of Signing:


/s/ David Newmark                          Short Hills, NJ       August 13, 2007
------------------------------------   -----------------------   ---------------
(Signature)                                 (City, State)             (Date)

* Signed as attorney-in-fact on behalf of Howard T. Kaminsky purusant to Power of Attorney dated February 12, 2007 and included as Exhibit 99.1 to this filing.

Report Type (Check only one.):

[ ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number   Name

     028-12244              Columbus Hill Capital Management, L.P.